RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned	326,740	1,279,069
Investment		$ 2,427,076	$ 374,123
Payment of promissory notes	$ 2,018,568
Share issued prior to RTO in connection with Promissory Notes	310,000
Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Investment		$ 3,064,582
ThreeD capital [member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned		1,213,538
Number of common shares beneficially owned, percentage		7.50%	9.14%
ThreeD capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned		8,662,347	7,383,278